Note 8 - Disclosure of Financial Instruments and Risk Management - Currency Risk (Details) - Currency risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
USD	€ 191	€ 16,465
USD	23,161	28,448
SEK	0	128
GBP	0	267
CHF	0	15
PLN	0	0
Liabilities denominated in foreign currencies	23,483	45,872
Loans 1 [member]
Statement Line Items [Line Items]
USD	118	549
Hypothetical depreciation rate [member]
Statement Line Items [Line Items]
CHF	0	(2)
PLN	0	(0)
Consolidated profit before taxes and equity denominated in foreign currency	(2,567)	(1,438)
Hypothetical appreciation rate [member]
Statement Line Items [Line Items]
USD	2,100	1,139
SEK	0	12
GBP	0	24
CHF	0	1
PLN	0	0
Consolidated profit before taxes and equity denominated in foreign currency	2,100	1,176
Hypothetical depreciation rate [member]
Statement Line Items [Line Items]
USD	(2,567)	(1,392)
SEK	0	(14)
GBP	€ 0	€ (30)